Capital Stock and Earnings Per Share (CPE Inc. Only) (Tables) (Cloud Peak Energy Inc.)	12 Months Ended
Dec. 31, 2013
Cloud Peak Energy Inc.
Summary of calculation of basic and diluted earnings per share

The following table summarizes the calculation of basic and diluted earnings per share for the years ended December 31, (in thousands, except per share amounts):

	2013	2012	2011
Numerator for calculation of basic earnings per share:
Net income	$51,971	$173,720	$189,797
Denominator for basic income per share:
Weighted-average shares outstanding	60,652	60,093	60,004
Basic earnings per share	$0.86	$2.89	$3.16

Numerator for calculation of diluted earnings per share:
Net income	$51,971	$173,720	$189,797
Denominator for diluted income per share:
Weighted-average shares outstanding	60,652	60,093	60,004
Dilutive effect of stock equivalents	509	834	633
Denominator for diluted earnings per share	61,161	60,927	60,637
Diluted earnings per share	$0.85	$2.85	$3.13

Schedule of anti-dilutive securities excluded from diluted earnings per share calculation

For the years ended December 31, the following were excluded from the diluted earnings per share calculation because they were anti-dilutive (in thousands):

	2013	2012	2011
Restricted stock	196	28	7
Options outstanding	495	57	73
Employee stock purchase plan	21	21	8